UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]: Amendment Number:
                                                ------------------

      This Amendment (Check only one):   |_| is a restatement.

                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cliffwood Partners LLC
Address:    11726 San Vicente Blvd. #600
            Los Angeles, CA  90049


Form 13F File Number: 028-06233

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carl B. Tash
Title:      Chief Executive Officer
Phone:      (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash         11726 San Vicente Blvd. #600        August 14, 2007
--------------------     Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:       $586,719 (thousands)

List of Other Included Managers:               None

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
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                                   TITLE
                                     OF                     VALUE     SHRS OR  SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP     (X$1,000)   PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------


Acadia Rlty Tr                Com Sh Ben Int  004239109  $21,266.00    819,500 SH           Yes       None    sole
American Ld Lease Inc               Com       027118108  $15,823.00    632,900 SH           Yes       None    sole
AvalonBay Cmntys Inc                Com       053484101  $32,825.00    276,117 SH           Yes       None    sole
Biomed Realty Trust Inc             Com       09063H107  $17,418.00    693,400 SH           Yes       None    sole
Boston Properties Inc               Com       101121101  $27,024.00    264,600 SH           Yes       None    sole
Cogdell Spencer Inc                 Com       19238U107   $6,745.00    327,600 SH           Yes       None    sole
Corporate Office Pptys Tr       Sh Ben Int    22002T108  $11,860.00    289,200 SH           Yes       None    sole
Corrections Corp Amer New         Com New     22025Y407   $9,880.00    156,550 SH           Yes       None    sole
DCT Industrial Trust Inc            Com       233153105  $10,905.00  1,013,500 SH           Yes       None    sole
Douglas Emmett Inc                  Com       25960P109  $22,108.00    893,600 SH           Yes       None    sole
Essex Ppty Tr Inc                   Com       297178105  $11,397.00     98,000 SH           Yes       None    sole
Federal Realty Invt Tr        Sh Ben Int New  313747206  $28,347.00    366,900 SH           Yes       None    sole
Forest City Enterprises Inc        CL A       345550107  $17,540.00    285,300 SH           Yes       None    sole
GMH Cmntys Tr                       Com       36188G102  $10,385.00  1,071,700 SH           Yes       None    sole
Host Hotels & Resorts Inc           Com       44107P104  $19,285.00    834,144 SH           Yes       None    sole
Macerich Co                         Com       554382101  $38,630.00    468,700 SH           Yes       None    sole
Magna Entmt Corp                   CL A       559211107   $7,862.00  2,692,365 SH           Yes       None    sole
MI Devs Inc                    CL A Sub Vtg   55304X104  $32,760.00    899,000 SH           Yes       None    sole
Nationwide Health Pptys Inc         Com       638620104   $1,594.00     58,600 SH           Yes       None    sole
Pennsylvania Rl Estate Invt     Sh Ben Int    709102107  $13,042.00    294,200 SH           Yes       None    sole
Post Pptys Inc                      Com       737464107  $12,162.00    233,300 SH           Yes       None    sole
ProLogis                        Sh Ben Int    743410102  $20,211.00    355,200 SH           Yes       None    sole
Public Storage                      Com       74460D109  $14,304.00    186,200 SH           Yes       None    sole
SL Green Rlty Corp                  Com       78440X101  $21,247.00    171,500 SH           Yes       None    sole
Stratus Pptys Inc                 Com New     863167201   $8,572.00    248,462 SH           Yes       None    sole
Starwood Hotels&Resorts Wrld        Com       85590A401   $4,574.00     68,200 SH           Yes       None    sole
Sunstone Hotel Invs Inc New         Com       867892101  $10,243.00    360,800 SH           Yes       None    sole
Tanger Factory Outlet Ctrs I        Com       875465106   $3,168.00     84,600 SH           Yes       None    Sole
Taubman Ctrs Inc                    Com       876664103  $52,413.00  1,056,500 SH           Yes       None    sole
Ventas Inc                          Com       92276F100  $18,633.00    514,000 SH           Yes       None    sole
Vornado Rlty Tr                 Sh Ben Int    929042109  $31,315.00    285,100 SH           Yes       None    sole
Washington Real Estate Invt     Sh Ben Int    939653101  $22,790.00    670,300 SH           Yes       None    sole
Winthrop Rlty Tr                Sh Ben Int    976391102  $10,391.00  1,503,700 SH           Yes       None    sole


REPORT SUMMARY                33 data records           $586,719.00
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